Discontinued Products (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 1993
Reserve For Discontinued Products [Roll Forward]
Reduction of reserve for anticipated future losses on discontinued products		$ 0.0		$ 0.0		$ 86.0
Reduction of reserve for anticipated future losses on discontinued products, after tax		0.0		0.0		55.9
Assets:
Investments							$ 24,679.6		$ 24,789.1
Collateral received under securities lending agreements							0.0		826.9
Total assets							53,424.1		53,402.1		$ 49,764.8
Liabilities:
Total liabilities							37,245.5		38,850.3
Mortgage loans investment portfolio							$ 396.0					$ 5,400.0
Mortgage loans investment portfolio percentages (in hundredths)							13.00%					37.00%
Real Estate investment portfolio							$ 89.0					$ 500.0
Real Estate investment portfolio percentages (in hundredths)							3.00%					4.00%
Expected Runoff Of Single Premium Annuities							$ 2,112.0		2,281.0		2,448.9
Expected Runoff Of Guaranteed Investment Contracts Liabilities							9.5		12.0		15.7
Actual Runoff Of Single Premium Annuities							2,493.5		2,645.8		2,804.8
Actual Runoff Of Guaranteed Investment Contracts Liabilities							0.0		0.0		0.0
Scheduled Contract Maturities, Settlements And Benefit Payments		356.0		378.0		392.0
Discontinued Products [Member]
Reserve For Discontinued Products [Roll Forward]
Reserve, beginning of period		1,014.7	[1]	979.5		978.5
Operating income (loss)		(8.6)		6.0		1.0
Net realized capital gains		61.1		29.2		86.0
Reduction of reserve for anticipated future losses on discontinued products		0.0		0.0		(86.0)
Reserve, end of period		1,067.2	[1]	1,014.7	[1]	979.5
Assets:
Investments	[1]						3,059.1		3,425.2
Other Assets	[1]						128.9		112.9
Collateral received under securities lending agreements	[1]						0.0		200.7
Current and deferred income taxes	[1]						20.5		0.0
Receivable from continuing products	[1],[2]						602.0		566.5
Total assets	[1]						3,810.5		4,305.3
Liabilities:
Future policy benefits	[1]						2,493.5		2,645.8
Reserve for anticipated future losses on discontinued products		$ 1,014.7	[1]	$ 979.5		$ 978.5	1,067.2	[1]	1,014.7	[1]	$ 979.5
Collateral payable under securities loan agreements	[1]						0.0		200.7
Current and deferred income tax liabilities	[1]						0.0		27.9
Other Liabilities	[1],[3]						249.8		416.2
Total liabilities							3,810.5	[2]	4,305.3	[1]
Debt And Equity Securities Available For Sale [Member]
Assets:
Investments							21,323.0		21,441.7
Debt And Equity Securities Available For Sale [Member] | Discontinued Products [Member]
Assets:
Investments	[1]						2,019.6		2,376.2
Mortgage Loans [Member]
Assets:
Investments							1,553.7		1,562.2
Mortgage Loans [Member] | Discontinued Products [Member]
Assets:
Investments	[1]						396.0		386.8
Other Investments [Member]
Assets:
Investments							1,802.9		1,785.2
Other Investments [Member] | Discontinued Products [Member]
Assets:
Investments	[1]						643.5		$ 662.2
Single Premium Annuities And Guaranteed Investment Contracts Liabilities [Member]
Liabilities:
2016	[4]						366.8
2017	[4]						351.0
2018	[4]						334.8
2019	[4]						318.8
2020	[4]						302.8
Thereafter	[4]						3,837.6
Discontinued Products Reserve Balance [Member]
Liabilities:
2016							58.4
2017							57.1
2018							55.6
2019							53.9
2020							52.2
Thereafter							$ 790.0

[1]	Assets supporting the discontinued products are distinguished from assets supporting continuing products.
[2]	At the time of discontinuance, a receivable from Large Case Pensions’ continuing products was established on the discontinued products balance sheet. This receivable represented the net present value of anticipated cash shortfalls in the discontinued products, which will be funded from continuing products. Interest on the receivable is accrued at the discount rate that was used to calculate the reserve. The offsetting payable, on which interest is similarly accrued, is reflected in continuing products. Interest on the payable generally offsets investment income on the assets available to fund the shortfall. These amounts are eliminated in consolidation.
[3]	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.
[4]	At both December 31, 2015 and 2014, our remaining GIC liability was not material.